SHAREHOLDERS' EQUITY - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Actuarial loss on defined benefit pension obligation, net of tax	$ (2)	$ 0
Accumulated other comprehensive loss, net of tax	1,120	704
Foreign currency translation loss on foreign operations, tax	1	1
Income tax relating to actuarial loss on defined benefit pension obligation	0	0
Income tax relating to exchange differences on translation included in other comprehensive income	(1)	(1)
Income tax relating to actuarial loss on defined benefit pension obligation	0	0
Accumulated other comprehensive loss
Disclosure of analysis of other comprehensive income by item [line items]
Foreign currency translation loss on investment in foreign operations, net of tax of $(3) (December 31, 2015 – $(10))	(131)	(145)
Net loss on hedge of net investment in foreign operations, net of tax of $3 (December 31, 2015 – $3)	(8)	(8)
Actuarial loss on defined benefit pension obligation, net of tax	(32)	(30)
Accumulated other comprehensive loss, net of tax	(171)	(183)	$ (197)
Foreign currency translation loss on foreign operations, tax	(3)	(4)
Income tax relating to hedges of net investments in foreign operations	3	3
Income tax relating to actuarial loss on defined benefit pension obligation	9	9
Income tax relating to exchange differences on translation included in other comprehensive income	3	4
Income tax relating to hedges of net investments in foreign operations	3	3
Income tax relating to actuarial loss on defined benefit pension obligation	$ 9	$ 9